Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate (Tables) [Abstract]
Table of Real Estate Owned

	2012	2011
Land	$4,554,912	$4,367,816
Depreciable property:
Buildings and improvements	14,368,179	14,262,616
Furniture, fixtures and equipment	1,343,765	1,292,124
Projects under development:
Land	210,632	75,646
Construction-in-progress	177,118	84,544
Land held for development:
Land	294,868	299,096
Construction-in-progress	58,955	26,104
Investment in real estate	21,008,429	20,407,946
Accumulated depreciation	(4,912,221)	(4,539,583)
Investment in real estate, net	$16,096,208	$15,868,363

Acquired Properties Table

	Properties	Apartment Units	Purchase Price
Rental Properties – Consolidated	9	1,896	$906,305
Land Parcels (six)	—	—	141,240
Total	9	1,896	$1,047,545

During the year ended December 31, 2011, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

	Properties	Apartment Units	Purchase Price
Rental Properties – Consolidated	21	6,198	$1,383,048
Land Parcels (seven) (1) (2)	—	—	202,313
Other (3)	—	—	11,750
Total	21	6,198	$1,597,111

(1)
Includes a vacant land parcel at 400 Park Avenue South in New York City acquired jointly by the Company and Toll Brothers (NYSE: TOL). The Company's and Toll Brothers' allocated portions of the purchase price were approximately $76.1 million and $57.9 million, respectively. Until the core and shell of the building is complete, the building and land will be owned jointly and are required to be consolidated on the Company's balance sheet. Thereafter, the Company will solely own and control the rental portion of the building (floors 2-22) and Toll Brothers will solely own and control the for sale portion of the building (floors 23-40). Once the core and shell are complete, the Toll Brothers' portion of the property will be deconsolidated from the Company's balance sheet.

(2)	Includes entry into a long-term ground lease for a land parcel at 170 Amsterdam Avenue in New York City.

(3)	Represents the acquisition of a 97,000 square foot commercial building adjacent to our Harbor Steps apartment property in downtown Seattle for potential redevelopment.

Disposed Properties Table

	Properties	Apartment Units	Sales Price
Rental Properties – Consolidated	47	14,345	$1,482,239
Land Parcel (one) (1)	—	—	22,786
Total	47	14,345	$1,505,025

(1)	Represents the sale of a land parcel, on which the Company no longer planned to develop, in suburban Washington, D.C.

	Properties	Apartment Units	Sales Price
Rental Properties – Consolidated	35	9,012	$1,061,334
Total	35	9,012	$1,061,334